Interest and Finance Costs	12 Months Ended
Dec. 31, 2019
Interest and Finance Costs [Abstract]
Interest and Finance Costs

9. Interest and Finance Costs

The amounts in the accompanying consolidated statements of operations are analyzed as follows:

	2019	2018	2017
Interest expense and other fees on unrelated party debt (Note 6)	$416	$6,529	$7,491
Interest expense and other fees on related party debt (Note 3)	-	4,762	5,948
Amortization of deferred financing costs	154	176	322
Commitment fees and other	81	53	82
Total	$651	$11,520	$13,843